GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of total revenues and real estate property
The following present total revenues for the years ended December 31, 2017, 2016 and 2015 and real estate property as of December, 31, 2017, 2016 and 2015:

	2017		2016		2015
		Real estate		Real estate		Real estate
	Total revenues	property, net	Total revenues	property, net	Total revenues	property, net

Switzerland	$12,288	$165,981	$12,104	$160,089	$12,503	$165,371
Germany	3,268	32,152	3,338	28,864	1,914	30,820
United States	1,031	18,593	896	18,737	856	18,649

	$16,587	$216,726	$16,338	$207,690	$15,273	$214,840